Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of statutory federal income tax rate to the provision (benefit)

	For the Year Ended December 31,
	2018	2017	2016
Income tax (benefit) provision at federal statutory rate	(21.0)%	(34.0)%	(34.0)%
Valuation allowance	28.2	21.0	40.2
U.S. tax reform	-	20.2	—
State income tax, net of federal benefit	(4.8)	(4.1)	(4.7)
Convertible notes	—	—	1.1
Research credits	(3.0)	(3.6)	(4.0)
Other	0.6	0.5	1.4
Effective tax rate	—%	—%	—%

Schedule of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities are summarized in the tables below as of (in thousands):

	Year Ended December 31,
Deferred tax assets:	2018	2017
Federal and state operating loss carryforwards	$5,073	$3,349
Research and development costs deferral election	12,264	8,881
Acquired intangibles	235	235
Term loan	—	33
Charitable contributions	21	14
Stock-based compensation	2,618	1,722
Research and development credit carryforwards	2,655	1,947
	22,866	16,181
Valuation allowance	(22,866)	(16,181)
Total deferred tax assets, net of valuation allowance	—	—
Deferred tax liabilities:
Total deferred tax liabilities	—	—
Net deferred tax assets	$—	$—